Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Capital Stock
As of December 31, 2022 and 2021, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid
For the years ended December 31, 2022, 2021 and 2020 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2022		2021		2020
FEMSA	Ps.	11,358	Ps.	7,687	Ps.	10,360
Coca-Cola FEMSA (100% of dividend)		11,407		10,588		10,210

For the years ended December 31, 2022, 2021 and 2020 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2022		2021		2020
“B”	Ps.	0.56600	Ps.	0.38333	Ps.	0.51667
“D”		0.70850		0.47917		0.64583